Basis of Presentation (Tables)	3 Months Ended
Jan. 31, 2019
Text block [abstract]
Impacts of Applying IFRS 15 on Prior Period Consolidated Statement of Income

The following table summarizes the impacts of applying IFRS 15 on our prior period Consolidated Statement of Income:

(Canadian $ in millions) For the three months ended	October 31, 2018	January 31, 2018
Increase (decrease) in
Non-Interest Revenue
Securities commissions and fees	(1)	(1)
Deposit and payment service charges	(2)	(3)
Card fees	(32)	(40)
Investment management and custodial fees	3	1
Underwriting and advisory fees	2	2
Other	1	1
	(29)	(40)
Non-Interest Expense
Employee compensation	1	-
Travel and business development	(36)	(44)
Professional fees	2	2
Other	2	1
	(31)	(41)
Provision for income taxes	-	1
Net Income	2	-